Nov. 01, 2018

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 15, 2019

to the Summary Prospectus and Prospectus

dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Mixed-Asset Target 2055+ Funds Index will be removed and the Lipper Mixed-Asset Target 2055 Funds Average will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Summary Prospectus and Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Returns shown for Class R3 and Class R4 Shares prior to their inception date are based on the performance of Class I Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses as Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Life of Fund (since 7/2/12)
CLASS R6 SHARES
Return Before Taxes	20.41%	10.84%	11.22%
Return After Taxes on Distributions	19.36	9.68	10.06
Return After Taxes on Distributions and Sale of Fund Shares	11.62	8.00	8.35

CLASS R2 SHARES
Return Before Taxes	19.55	10.09	10.47

CLASS R3 SHARES
Return Before Taxes	19.79	10.40	10.78

CLASS R4 SHARES
Return Before Taxes	20.14	10.69	11.06

CLASS R5 SHARES
Return Before Taxes	20.31	10.77	11.15

S&P TARGET DATE 2055 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.47	11.70	12.19

LIPPER MIXED-ASSET TARGET 2055 FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	20.89	10.84	11.39	[3]

1
On 6/1/17, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to 6/1/17, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2055 Funds Average.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is for 7/31/12.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE